Segment Information - Schedule of revenue and long-lived assets on the basis of geography (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 170,822,000	$ 203,457,000	$ 342,143,000	$ 401,887,000
Operating Segments [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 175,853,000	$ 209,688,000	$ 356,042,000	$ 413,468,000
HMH Holding BV And Subsidiaries [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Revenue from Contract with Customer, Including Assessed Tax					$ 821,754,000	$ 843,363,000	[1]
HMH Holding BV And Subsidiaries [Member] | Operating Segments [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Revenue from Contract with Customer, Including Assessed Tax					848,673,000	858,967,000
Long-Lived Asset, Excluding Financial Instrument, Customer Relationship, Mortgage Servicing Right, Deferred Policy Acquisition Cost, and Deferred Tax Asset, Amount					249,557	233,357
HMH Holding BV And Subsidiaries [Member] | UNITED STATES
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Revenue from Contract with Customer, Including Assessed Tax					301,448,000	304,262,000
Long-Lived Asset, Excluding Financial Instrument, Customer Relationship, Mortgage Servicing Right, Deferred Policy Acquisition Cost, and Deferred Tax Asset, Amount					85,904	89,767
HMH Holding BV And Subsidiaries [Member] | NORWAY
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Revenue from Contract with Customer, Including Assessed Tax					203,012,000	206,155,000
Long-Lived Asset, Excluding Financial Instrument, Customer Relationship, Mortgage Servicing Right, Deferred Policy Acquisition Cost, and Deferred Tax Asset, Amount					38,570	25,132
HMH Holding BV And Subsidiaries [Member] | GERMANY
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Revenue from Contract with Customer, Including Assessed Tax					100,285,000	99,453,000
Long-Lived Asset, Excluding Financial Instrument, Customer Relationship, Mortgage Servicing Right, Deferred Policy Acquisition Cost, and Deferred Tax Asset, Amount					17,289	17,041
HMH Holding BV And Subsidiaries [Member] | UNITED KINGDOM
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Revenue from Contract with Customer, Including Assessed Tax					49,863,000	73,381,000
HMH Holding BV And Subsidiaries [Member] | SINGAPORE
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Revenue from Contract with Customer, Including Assessed Tax					28,278,000	45,425,000
HMH Holding BV And Subsidiaries [Member] | SAUDI ARABIA
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Revenue from Contract with Customer, Including Assessed Tax					27,795,000	19,314,000
HMH Holding BV And Subsidiaries [Member] | UNITED ARAB EMIRATES
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Revenue from Contract with Customer, Including Assessed Tax					27,584,000	19,904,000
HMH Holding BV And Subsidiaries [Member] | BRAZIL
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Revenue from Contract with Customer, Including Assessed Tax					25,561,000	31,827,000
Long-Lived Asset, Excluding Financial Instrument, Customer Relationship, Mortgage Servicing Right, Deferred Policy Acquisition Cost, and Deferred Tax Asset, Amount					28,723	25,211
HMH Holding BV And Subsidiaries [Member] | AZERBAIJAN
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Revenue from Contract with Customer, Including Assessed Tax					20,789,000	20,754,000
HMH Holding BV And Subsidiaries [Member] | AUSTRALIA
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Revenue from Contract with Customer, Including Assessed Tax					14,526,000	10,767,000
HMH Holding BV And Subsidiaries [Member] | CANADA
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Revenue from Contract with Customer, Including Assessed Tax					13,843,000	0
HMH Holding BV And Subsidiaries [Member] | NETHERLANDS
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Long-Lived Asset, Excluding Financial Instrument, Customer Relationship, Mortgage Servicing Right, Deferred Policy Acquisition Cost, and Deferred Tax Asset, Amount					57,794	59,199
HMH Holding BV And Subsidiaries [Member] | Other [Member]
Segment Reporting, Entity-Wide Information Not Provided as Part of Reportable Segment, Geographical Area, Revenue and Long-Lived Asset [Line Items]
Revenue from Contract with Customer, Including Assessed Tax					8,770,000	12,121,000
Long-Lived Asset, Excluding Financial Instrument, Customer Relationship, Mortgage Servicing Right, Deferred Policy Acquisition Cost, and Deferred Tax Asset, Amount					$ 21,277	$ 17,007

[1]	As the CODM does not regularly review intersegment revenue, it is excluded from the determination of total segment operating income. The CODM uses revenue from external customers to assess performance and allocate resources.